REVENUES AND CONTRACT ACCOUNTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule Of Contract Assets On Uncompleted Contracts

	March 31, 2023	December 31, 2022
Cumulative revenues recognized	$7,144,602	$5,934,205
Less: Billings or cash received	(5,718,290)	(5,508,483)
Contract assets	$1,426,312	$425,722

	2022	2021
Cumulative revenues recognized	$5,934,205	$5,266,930
Less: Billings or cash received	(5,508,483)	(5,263,481)
Contract Assets	$425,722	$3,449

Schedule of Contract Liabilities on Uncompleted Contracts

	March 31, 2023	December 31, 2022
Billings and/or cash receipts on uncompleted contracts	$323,207	$4,355,470
Less: Cumulative revenues recognized	(262,988)	(4,144,018)
Contract liabilities, technology systems	60,219	211,452
Contract liabilities, services and consulting	2,006,642	746,545
Total contract liabilities	$2,066,861	$957,997

	2022	2021
Billings and/or cash receipts on uncompleted contracts	$4,355,470	$4,473,726
Less: Cumulative revenues	(4,144,018)	(3,041,088)
Contract liabilities, technology systems	$211,452	$1,232,638
Contract Liabilities, services and consulting	746,545	596,673
Total Contract Liabilities	$957,997	$1,829,311

Schedule of Disaggregation of Revenue

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$2,376,449	$28,831	$11,353	$227,655	$2,644,288

Major Goods and Service Lines

Turnkey Projects	$1,827,764	$—	$—	$—	$1,827,764
Maintenance and Support	548,685	28,831	11,353	—	588,869
Algorithms	—	—	—	227,655	227,655
	$2,376,449	$28,831	$11,353	$227,655	$2,644,288

Timing of Revenue Recognition

Goods transferred over time	$1,827,764	$—	$—	$—	$1,827,764
Services transferred over time	548,685	28,831	11,353	227,655	816,524
	$2,376,449	$28,831	$11,353	$227,655	$2,644,288

For the Three Months Ended March 31, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,007,273	$17,300	$152,142	$262,601	$1,439,316

Major Goods and Service Lines

Turnkey Projects	$520,657	$(498)	$131,921	$—	$652,080
Maintenance and Support	486,616	17,798	20,221	131,412	656,047
Algorithms	—	—	—	131,189	131,189
	$1,007,273	$17,300	$152,142	$262,601	$1,439,316

Timing of Revenue Recognition

Goods transferred over time	$520,657	$(498)	$131,921	$—	$652,080
Goods delivered at point in time	$—	—	—	131,189	131,189
Services transferred over time	486,616	17,798	20,221	131,412	656,047
	$1,007,273	$17,300	$152,142	$262,601	$1,439,316

Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	—	80,884	—	—	—	3,108,114
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	—	—	—
Algorithms	—	—	—	—	—	—	713,960	713,960
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	—	80,884	—	—	713,960	3,822,074
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Quantitative:

For the Year Ended December 31, 2021

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917